LAND USE RIGHTS NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
LAND USE RIGHTS, NET
Land use rights	$ 1,676,403	$ 1,762,469
Less: accumulated amortization	(490,873)	(493,033)
Land use rights, net	$ 1,185,530	$ 1,269,436